Share-based Payments (Significant Inputs into Option Price Model) (Details) - Share option incentive scheme [member]	Jan. 06, 2015 ¥ / shares
Disclosure of significant inputs into option price model [line items]
Spot share price	¥ 4.51
Exercise price	¥ 4.2
Expected volatility	41.20%
Maturity (years)	5.00
Dividend yield	1.00%
Bottom of range [member]
Disclosure of significant inputs into option price model [line items]
Risk-free interest rate	3.39%
Top of range [member]
Disclosure of significant inputs into option price model [line items]
Risk-free interest rate	3.67%